Stock-based Compensation - Summary of Stock Option Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Service-based Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance, Number of options outstanding	254,215	251,867	248,837
Options granted, Number of options outstanding		9,848	3,030
Options forfeited, Number of options outstanding	(2,273)	(7,500)
Ending Balance, Number of options outstanding	251,942	254,215	251,867	248,837
Non-vested, Number of options outstanding	3,851	10,126
Vested, Number of options outstanding	248,091	244,089
Weighted average exercise price
Beginning Balance, Weighted average exercise price	$ 11.79	$ 12.3	$ 12.44
Options granted, Weighted average exercise price		2.93	1.16
Options forfeited, Weighted average exercise price	1.16	15.18
Ending Balance, Weighted average exercise price	11.89	11.79	$ 12.3	$ 12.44
Nonvested, Weighted average exercise price	3.31	2.89
Vested, Weighted average exercise price	$ 12.02	$ 12.16
Average remaining contractual life (in years)
Outstanding, Average remaining contractual life (in years)	3 years 10 months 24 days	4 years 7 months 6 days	5 years 6 months	6 years 6 months
Outstanding granted, Average remaining contractual life (in years)		9 years 9 months 18 days	9 years 6 months
Non-vested, Average remaining contractual life (in years)	8 years 10 months 24 days	9 years 6 months
Vested, Average remaining contractual life (in years)	3 years 9 months 18 days	4 years 4 months 24 days
Performance-based Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance, Number of options outstanding	581,768	427,071	285,101
Options granted, Number of options outstanding		159,621	145,758
Options forfeited, Number of options outstanding	(1,515)	(4,924)	(3,788)
Ending Balance, Number of options outstanding	580,253	581,768	427,071	285,101
Non-vested, Number of options outstanding	432,665	497,626
Vested, Number of options outstanding	147,588	84,142
Weighted average exercise price
Beginning Balance, Weighted average exercise price	$ 5.16	$ 5.81	$ 8.2
Options granted, Weighted average exercise price		3.47	1.16
Options forfeited, Weighted average exercise price	3.47	6.63	6.25
Ending Balance, Weighted average exercise price	5.16	5.16	$ 5.81	$ 8.2
Nonvested, Weighted average exercise price	5.57	5.3
Vested, Weighted average exercise price	$ 3.97	$ 4.34
Average remaining contractual life (in years)
Outstanding, Average remaining contractual life (in years)	7 years 1 month 6 days	7 years 9 months 18 days	8 years 1 month 6 days	8 years 2 months 12 days
Outstanding granted, Average remaining contractual life (in years)			9 years 6 months
Outstanding forfeited, Average remaining contractual life (in years)		9 years 9 months 18 days
Non-vested, Average remaining contractual life (in years)	7 years 1 month 6 days	8 years 1 month 6 days
Vested, Average remaining contractual life (in years)	7 years 1 month 6 days	6 years 7 months 6 days